UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
March 31, 2023
State Street Institutional Investment Trust
State Street U.S. Core Equity Fund
State Street Income Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust
Semi-Annual Report
March 31, 2023 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Funds. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

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State Street U.S. Core Equity Fund
Fund Information — March 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $5,693,403 (in thousands) as of March 31, 2023 (a)(b)
Top Ten Largest Holdings
as of March 31, 2023 (as a % of Fair Value) (a)(b)
Microsoft Corp.	6.76%
Apple, Inc.	5.83%
Alphabet, Inc., Class A	3.99%
Amazon.com, Inc.	3.60%
Visa, Inc., Class A	2.41%
UnitedHealth Group, Inc.	2.20%
Meta Platforms, Inc., Class A	2.19%
Johnson & Johnson	1.97%
Merck & Co., Inc.	1.94%
Mastercard, Inc., Class A	1.91%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street U.S. Core Equity Fund	1

State Street U.S. Core Equity Fund
Understanding Your Fund’s Expenses — March 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2022	$1,000.00	$1,000.00
Ending Account value March 31, 2023	$1,145.30	$1,024.20
Expenses Paid During Period*	$ 0.80	$ 0.76
*	Expenses are equal to the Fund's annualized expense ratio of 0.15% (for the period October 1, 2022 - March 31, 2023), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.4% †
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	411,616	$ 40,309,555
Apparel Retail - 1.0%
Ross Stores, Inc.	514,921	54,648,566
Application Software - 2.6%
Adobe, Inc. (a)	90,084	34,715,671
Intuit, Inc.	39,043	17,406,541
Salesforce, Inc. (a)	436,350	87,174,003
Splunk, Inc. (a)	106,649	10,225,506
		149,521,721
Automobile Manufacturers - 0.9%
General Motors Co. (b)	692,661	25,406,805
Tesla, Inc. (a)	127,565	26,464,635
		51,871,440
Automotive Parts & Equipment - 0.4%
Magna International, Inc.	377,148	20,203,818
Automotive Retail - 0.9%
O'Reilly Automotive, Inc. (a)	57,612	48,911,436
Biotechnology - 2.0%
BioMarin Pharmaceutical, Inc. (a)	547,660	53,254,458
Vertex Pharmaceuticals, Inc. (a)	193,068	60,829,935
		114,084,393
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	1,985,516	205,083,948
Building Products - 0.6%
Trane Technologies PLC	192,701	35,453,130
Cable & Satellite - 0.4%
Charter Communications, Inc., Class A (a)	27,649	9,887,559
Comcast Corp., Class A	311,148	11,795,621
		21,683,180
Communications Equipment - 0.2%
Cisco Systems, Inc.	169,771	8,874,779
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	76,853	27,287,426
	Number of Shares	Fair Value
Consumer Staples Merchandise Retail - 2.0%
Costco Wholesale Corp. (b)	141,358	$ 70,236,550
Walmart, Inc.	273,743	40,363,405
		110,599,955
Diversified Banks - 1.1%
JPMorgan Chase & Co.	465,115	60,609,136
Diversified Support Services - 0.5%
Cintas Corp.	61,086	28,263,270
Electric Utilities - 1.7%
American Electric Power Co., Inc.	222,501	20,245,366
NextEra Energy, Inc.	1,007,941	77,692,092
		97,937,458
Electrical Components & Equipment - 1.1%
Eaton Corp. PLC	370,707	63,516,937
Electronic Components - 1.0%
Amphenol Corp., Class A	659,115	53,862,878
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	418,732	68,324,500
Financial Exchanges & Data - 3.4%
CME Group, Inc.	339,072	64,939,069
MSCI, Inc.	61,144	34,221,685
S&P Global, Inc.	279,450	96,345,977
		195,506,731
Footwear - 0.6%
NIKE, Inc., Class B	295,420	36,230,309
Healthcare Equipment - 3.7%
Becton Dickinson & Co.	118,434	29,317,152
Boston Scientific Corp. (a)	956,894	47,873,407
Edwards Lifesciences Corp. (a)	374,094	30,948,797
Medtronic PLC	436,087	35,157,334
Teleflex, Inc.	260,633	66,020,945
		209,317,635
Home Improvement Retail - 0.8%
Home Depot, Inc.	58,003	17,117,845
Lowe's Cos., Inc.	135,599	27,115,732
		44,233,577

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	3

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International, Inc., Class A	120,910	$ 20,075,896
Household Products - 1.3%
Colgate-Palmolive Co.	264,199	19,854,555
Procter & Gamble Co.	363,325	54,022,794
		73,877,349
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	209,034	39,950,578
Industrial Gases - 1.6%
Linde PLC	256,669	91,230,429
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	241,121	81,043,179
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	107,076	17,833,508
Integrated Oil & Gas - 1.0%
Chevron Corp.	350,129	57,127,048
Interactive Home Entertainment - 0.3%
Activision Blizzard, Inc.	168,414	14,414,554
Interactive Media & Services - 6.7%
Alphabet, Inc., Class C (a)	293,489	30,522,856
Alphabet, Inc., Class A (a)	2,190,254	227,195,048
Meta Platforms, Inc., Class A (a)	588,397	124,704,860
		382,422,764
Investment Banking & Brokerage - 0.3%
Charles Schwab Corp.	307,695	16,117,064
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	79,548	22,735,614
Life Sciences Tools & Services - 1.4%
Danaher Corp.	106,667	26,884,351
IQVIA Holdings, Inc. (a)	261,942	52,097,644
		78,981,995
Managed Healthcare - 2.7%
Humana, Inc.	61,813	30,007,739
UnitedHealth Group, Inc.	265,628	125,533,137
		155,540,876
	Number of Shares	Fair Value
Movies & Entertainment - 1.0%
Walt Disney Co. (a)	566,892	$ 56,762,896
Multi-Line Insurance - 0.2%
American International Group, Inc.	246,328	12,405,078
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	242,949	75,015,363
Multi-Utilities - 0.8%
Sempra Energy	287,159	43,406,954
Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	968,580	47,557,278
Oil & Gas Exploration & Production - 2.5%
ConocoPhillips	780,668	77,450,072
Pioneer Natural Resources Co.	307,239	62,750,494
		140,200,566
Packaged Foods & Meats - 0.7%
Mondelez International, Inc., Class A	596,628	41,596,904
Personal Care Products - 0.4%
Estee Lauder Cos., Inc., Class A	84,445	20,812,315
Pharmaceuticals - 5.1%
AstraZeneca PLC ADR (b)	407,276	28,269,027
Bristol-Myers Squibb Co.	492,430	34,130,324
Elanco Animal Health, Inc. (a)	418,443	3,933,364
Johnson & Johnson	724,069	112,230,695
Merck & Co., Inc.	1,039,352	110,576,659
		289,140,069
Property & Casualty Insurance - 1.2%
Chubb Ltd.	340,821	66,180,622
Rail Transportation - 0.4%
Union Pacific Corp.	111,986	22,538,302
Restaurants - 0.7%
McDonald's Corp.	134,421	37,585,456
Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	761,397	93,522,394

See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Number of Shares	Fair Value
ASML Holding NV	29,261	$ 19,918,255
		113,440,649
Semiconductors - 5.9%
Advanced Micro Devices, Inc. (a)	1,079,120	105,764,551
NVIDIA Corp.	318,571	88,489,467
QUALCOMM, Inc.	819,627	104,568,012
Texas Instruments, Inc.	190,581	35,449,972
		334,272,002
Soft Drinks & Non-alcoholic Beverages - 1.2%
Monster Beverage Corp. (a)	370,230	19,996,122
PepsiCo, Inc.	276,558	50,416,524
		70,412,646
Specialty Chemicals - 0.6%
DuPont de Nemours, Inc.	180,756	12,972,858
Ecolab, Inc.	73,530	12,171,421
International Flavors & Fragrances, Inc.	98,951	9,099,534
		34,243,813
Systems Software - 7.9%
Microsoft Corp.	1,335,599	385,053,192
Oracle Corp.	361,193	33,562,054
ServiceNow, Inc. (a)	68,381	31,778,018
		450,393,264
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	2,011,885	331,759,837
Telecom Tower REITs - 1.3%
American Tower Corp.	369,461	75,495,661
	Number of Shares	Fair Value
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	197,150	$ 78,024,084
WW Grainger, Inc. (b)	14,283	9,838,273
		87,862,357
Transaction & Payment Processing Services - 4.8%
Fidelity National Information Services, Inc.	505,529	27,465,390
Mastercard, Inc., Class A	299,497	108,840,205
Visa, Inc., Class A	607,430	136,951,168
		273,256,763
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	304,412	44,091,034
Total Common Stock (Cost $3,651,207,567)		5,466,116,461
Short-Term Investments - 4.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (b)(c)(d) (Cost $227,286,096)	227,286,096	227,286,096
Total Investments (Cost $3,878,493,663)		5,693,402,557
Liabilities in Excess of Other Assets, net - (0.4)%		(20,976,272)
NET ASSETS - 100.0%		$ 5,672,426,285

Other Information:
The Fund had the following long futures contracts open at March 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2023	538	108,571,525	111,305,475	$ 2,733,950
During the period ended March 31, 2023, the average notional value related to long and short futures contracts were $44,977,279 and $23,798,346, respectively.
(a)	Non-income producing security.
(b)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	5

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 5,466,116,461	$ —	$ —	$ 5,466,116,461
Short-Term Investments	227,286,096	—	—	227,286,096
Total Investments in Securities	$ 5,693,402,557	$ —	$ —	$ 5,693,402,557
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 2,733,950	$ —	$ —	$ 2,733,950
Total Other Financial Instruments	$ 2,733,950	$ —	$ —	$ 2,733,950

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	22,781,784	$22,781,784	$734,967,875	$530,463,563	$—	$—	227,286,096	$227,286,096	$2,388,828
See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street U.S. Core Equity Fund

State Street Income Fund
Fund Information — March 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,680,668 (in thousands) as of March 31, 2023 (a)(b)
Quality Ratings
as of March 31, 2023 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	4.24%
Aa / AA	49.83%
A / A	7.43%
Baa / BBB	19.35%
Ba / BB and lower	1.96%
NR / Other	17.19%
100.00%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
State Street Income Fund	7

State Street Income Fund
Understanding Your Fund’s Expenses — March 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2022	$1,000.00	$1,000.00
Ending Account value March 31, 2023	$1,056.70	$1,024.00
Expenses Paid During Period*	$ 0.92	$ 0.91
*	Expenses are equal to the Fund's annualized expense ratio of 0.18% (for the period October 1, 2022 - March 31, 2023), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8	State Street Income Fund

State Street Income Fund
Schedule of Investments — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.4% †
U.S. Treasuries - 27.5%
U.S. Treasury Bonds
1.88%, 02/15/51 (a)	$ 8,958,000	$ 6,120,834
2.25%, 08/15/46 (a)	14,576,000	10,993,493
3.00%, 08/15/48 - 08/15/52 (a)	37,554,500	32,817,179
3.38%, 08/15/42 (a)	10,503,400	9,864,990
U.S. Treasury Notes
0.25%, 07/31/25 (a)	57,738,000	53,019,723
0.75%, 12/31/23 - 01/31/28 (a)	148,373,000	135,352,462
1.13%, 01/15/25 (a)	13,268,000	12,573,503
1.25%, 11/30/26 (a)	28,947,000	26,481,982
1.63%, 05/15/31 (a)	29,496,000	25,638,476
1.75%, 01/31/29 (a)	8,085,000	7,299,871
2.63%, 02/15/29 (a)	11,059,000	10,487,042
2.75%, 08/15/32 (a)	12,109,500	11,396,175
2.88%, 05/15/32 (a)	950,600	904,704
3.00%, 06/30/24 (a)	16,400,000	16,103,391
3.88%, 12/31/27 - 11/30/29 (a)	21,218,100	21,507,970
4.25%, 12/31/24 - 10/15/25 (a)	13,749,400	13,807,218
		394,369,013
Agency Mortgage Backed - 29.1%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	38,769,665	35,480,426
4.50%, 06/01/33 - 02/01/35	37,658	37,849
5.00%, 07/01/35	307,297	315,620
5.50%, 01/01/38 - 04/01/39	529,472	555,344
6.00%, 06/01/33 - 11/01/37	1,090,469	1,152,850
6.50%, 07/01/29	9,855	10,406
7.00%, 01/01/27 - 08/01/36	270,330	288,732
7.50%, 01/01/28 - 09/01/33	22,886	23,816
8.00%, 11/01/30	1,645	1,737
8.50%, 04/01/30	3,948	4,420
Federal National Mortgage Association
2.50%, 03/01/51	15,774,722	13,595,918
3.00%, 03/01/50	6,891,832	6,237,571
3.50%, 08/01/45 - 01/01/48	15,642,970	14,812,480
4.00%, 01/01/41 - 01/01/50	17,678,654	17,260,081
4.50%, 07/01/33 - 12/01/48	8,825,527	8,826,184
5.00%, 03/01/34 - 05/01/39	807,755	830,206
5.50%, 12/01/32 - 01/01/39	2,785,361	2,905,982
6.00%, 02/01/33 - 05/01/41	5,137,539	5,411,279
6.50%, 02/01/29 - 08/01/36	167,655	178,837
	Principal Amount	Fair Value
7.00%, 10/01/32 - 02/01/34	$ 35,105	$ 36,727
7.50%, 12/01/26 - 03/01/33	88,298	93,418
8.00%, 06/01/24 - 10/01/31	28,311	28,978
8.50%, 04/01/30	7,358	8,012
Federal National Mortgage Association 1.60% + 12 month USD LIBOR
2.97%, 04/01/37 (b)	11,741	11,752
Federal National Mortgage Association, TBA
2.00%, 04/13/53 (c)	120,185,843	99,304,755
2.50%, 04/13/53 (c)	38,536,248	33,203,949
3.00%, 04/13/53 (c)	25,416,968	22,784,812
3.50%, 04/13/53 (c)	21,501,554	19,963,032
4.00%, 04/13/53 (c)	30,045,773	28,721,235
4.50%, 04/13/53 (c)	26,731,981	26,179,725
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	38,141,157	35,397,370
3.50%, 08/20/48	5,979,533	5,690,617
4.00%, 01/20/41 - 04/20/43	4,711,884	4,648,888
4.50%, 08/15/33 - 03/20/41	1,910,473	1,931,274
5.00%, 08/15/33	101,699	104,533
6.00%, 04/15/27 - 04/15/35	381,187	401,766
6.50%, 01/15/24 - 09/15/36	251,235	262,959
7.00%, 03/15/26 - 10/15/36	179,308	188,085
7.50%, 11/15/23 - 10/15/28	52,826	53,594
8.00%, 12/15/29 - 05/15/30	459	474
Government National Mortgage Association 1.50%+ 1 year CMT Rate
2.63%, 08/20/23 - 09/20/24 (b)	340	335
2.75%, 10/20/24 - 10/20/25 (b)	433	422
2.88%, 04/20/24 (b)	134	133
Government National Mortgage Association, TBA
2.50%, 04/20/53 (c)	25,692,123	22,609,993
4.00%, 04/20/53 (c)	5,142,447	4,948,952
Uniform Mortgage-Backed Security, TBA
5.00%, 04/13/53 (c)	1,714,945	1,709,648
		416,215,176
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	6,504,000	5,894,075

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
4.05%, 09/25/28 (a)(b)	$ 1,713,000	$ 1,698,465
Federal Home Loan Mortgage Corp. REMICS
3.50%, 11/15/30 (a)(d)	56,161	283
5.50%, 06/15/33 (a)(d)	92,471	14,505
7.50%, 07/15/27 (a)(d)	3,095	271
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	2,384	2,194
8.00%, 07/01/24 (a)(d)	1,741	69
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(b)(d)	3,417,525	22,324
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	91,878	72,160
4.50%, 08/25/35 - 01/25/36 (a)(d)	201,022	25,864
5.00%, 03/25/38 - 05/25/38 (a)(d)	125,113	19,322
5.50%, 12/25/33 (a)(d)	36,834	6,838
6.00%, 01/25/35 (a)(d)	149,892	26,441
7.50%, 11/25/23 (a)(d)	1,799	22
8.00%, 07/25/24 (a)(d)	3,398	132
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (a)(b)(d)	471,242	16,362
5.00%, 02/25/40 - 09/25/40 (a)(d)	215,556	22,411
Federal National Mortgage Association REMICS 6.00% - 1 month USD LIBOR
1.15%, 07/25/38 (a)(b)(d)	122,738	11,354
Federal National Mortgage Association REMICS 6.55% - 1 month USD LIBOR
1.70%, 11/25/41 (a)(b)(d)	14,585,516	1,819,906
		9,652,998
Asset Backed - 0.1%
Chase Funding Trust
4.99%, 11/25/33	244,122	237,019
Ford Credit Auto Owner Trust
0.56%, 10/15/24	1,292,277	1,281,739
		1,518,758
Corporate Notes - 33.9%
3M Co.
3.13%, 09/19/46 (a)	385,000	277,612
	Principal Amount	Fair Value
7-Eleven, Inc.
0.95%, 02/10/26 (a)(f)	$ 1,932,000	$ 1,735,941
Abbott Laboratories
3.75%, 11/30/26 (a)	569,000	564,579
4.90%, 11/30/46 (a)	463,000	476,001
AbbVie, Inc.
2.60%, 11/21/24 (a)	861,000	830,891
2.95%, 11/21/26 (a)	851,000	809,803
3.20%, 05/14/26 - 11/21/29 (a)	1,245,000	1,173,366
4.05%, 11/21/39 (a)	355,000	316,827
4.25%, 11/21/49 (a)	1,126,000	993,391
4.40%, 11/06/42 (a)	289,000	263,314
4.63%, 10/01/42 (a)	68,000	62,857
4.70%, 05/14/45 (a)	124,000	116,370
4.88%, 11/14/48 (a)	117,000	112,380
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	1,302,000	1,184,677
5.95%, 03/09/28 (a)	1,435,000	1,483,948
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	540,000	502,254
AEP Texas, Inc.
3.45%, 05/15/51 (a)	919,000	672,974
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	470,000	489,543
Aetna, Inc.
3.50%, 11/15/24 (a)	407,000	397,680
AIA Group Ltd.
4.95%, 04/04/33 (a)(c)(f)	1,300,000	1,308,216
Aircastle Ltd.
4.25%, 06/15/26 (a)	574,000	543,142
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(f)	1,047,000	1,033,515
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	358,000	308,460
3.80%, 09/23/49 (a)(f)	200,000	158,300
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	329,000	246,418
2.95%, 03/15/34 (a)	579,000	463,020
3.55%, 03/15/52 (a)	486,000	339,554
4.70%, 07/01/30 (a)	197,000	190,631
Allstate Corp.
4.20%, 12/15/46 (a)	522,000	440,803
Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	684,000	665,655

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Ally Financial, Inc.
2.20%, 11/02/28 (a)	$ 723,000	$ 573,823
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	427,000	326,037
4.00%, 02/04/61 (a)	161,000	113,217
4.25%, 08/09/42 (a)	46,000	35,942
4.45%, 05/06/50 (a)	216,000	158,838
4.50%, 05/02/43 (a)	149,000	118,833
Amazon.com, Inc.
1.50%, 06/03/30 (a)	241,000	200,488
2.50%, 06/03/50 (a)	299,000	202,399
2.70%, 06/03/60 (a)	230,000	150,972
2.88%, 05/12/41 (a)	507,000	398,299
3.25%, 05/12/61 (a)	378,000	278,102
4.25%, 08/22/57 (a)	100,000	91,281
Ameren Corp.
2.50%, 09/15/24 (a)	1,271,000	1,220,173
3.65%, 02/15/26 (a)	277,000	266,795
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	303,000	255,602
3.25%, 03/01/50 (a)	252,000	175,594
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	101,000	91,778
American Tower Corp.
1.50%, 01/31/28 (a)	939,000	799,305
2.90%, 01/15/30 (a)	332,000	288,790
3.70%, 10/15/49 (a)	194,000	140,675
3.80%, 08/15/29 (a)	407,000	378,363
American Water Capital Corp.
2.95%, 09/01/27 (a)	328,000	308,605
Amgen, Inc.
2.00%, 01/15/32 (a)	565,000	460,249
2.45%, 02/21/30 (a)	149,000	129,837
3.00%, 01/15/52 (a)	345,000	236,846
3.15%, 02/21/40 (a)	608,000	476,867
3.38%, 02/21/50 (a)	164,000	122,808
4.66%, 06/15/51 (a)	124,000	112,823
5.51%, 03/02/26 (a)	1,075,000	1,080,128
5.60%, 03/02/43 (a)	560,000	577,427
5.65%, 03/02/53 (a)	525,000	546,388
5.75%, 03/02/63 (a)	560,000	580,983
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	1,145,000	1,015,947
	Principal Amount	Fair Value
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	$ 672,000	$ 659,481
4.70%, 02/01/36 (a)	165,000	163,886
4.90%, 02/01/46 (a)	366,000	357,615
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	372,000	350,896
4.00%, 04/13/28 (a)	118,000	116,315
4.35%, 06/01/40 (a)	362,000	336,928
4.38%, 04/15/38 (a)	585,000	554,913
4.50%, 06/01/50 (a)	286,000	267,553
4.60%, 04/15/48 (a)	210,000	198,918
4.75%, 04/15/58 (a)	162,000	152,980
5.55%, 01/23/49 (a)	383,000	413,556
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 year CMT Rate thereafter)
5.55%, 08/11/32 (a)(b)(f)	1,584,000	1,560,462
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	580,000	386,437
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	281,000	235,613
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(f)	342,000	278,159
Apple, Inc.
2.20%, 09/11/29 (a)	370,000	331,091
2.65%, 02/08/51 (a)	754,000	528,750
2.80%, 02/08/61 (a)	404,000	275,185
2.95%, 09/11/49 (a)	243,000	183,642
3.35%, 02/09/27 (a)	177,000	172,784
3.45%, 02/09/45 (a)	620,000	532,543
3.85%, 08/04/46 (a)	559,000	498,533
3.95%, 08/08/52 (a)	489,000	438,325
Applied Materials, Inc.
4.35%, 04/01/47 (a)	210,000	196,552
Aptiv PLC
4.40%, 10/01/46 (a)	253,000	200,594
ArcelorMittal SA
6.80%, 11/29/32 (a)	778,000	816,573
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	218,000	205,666

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Ares Capital Corp.
2.88%, 06/15/28 (a)	$ 1,266,000	$ 1,045,210
3.25%, 07/15/25 (a)	2,599,000	2,382,737
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	391,000	281,833
Ascension Health
4.85%, 11/15/53 (a)	450,000	446,143
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(f)	600,000	525,384
5.55%, 05/30/33 (a)(f)	1,902,000	1,881,325
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	890,000	789,617
AstraZeneca PLC
3.00%, 05/28/51 (a)	420,000	318,742
4.00%, 01/17/29 (a)	184,000	181,319
4.38%, 08/17/48 (a)	102,000	96,783
AT&T, Inc.
2.75%, 06/01/31 (a)	1,955,000	1,682,884
3.65%, 06/01/51 (a)	1,576,000	1,192,890
3.85%, 06/01/60 (a)	545,000	408,450
4.35%, 03/01/29 (a)	561,000	549,342
4.50%, 05/15/35 (a)	398,000	373,228
4.55%, 03/09/49 (a)	217,000	188,671
4.75%, 05/15/46 (a)	128,000	115,208
4.85%, 03/01/39 (a)	522,000	489,620
Athene Holding Ltd.
4.13%, 01/12/28 (a)	286,000	259,448
6.15%, 04/03/30 (a)	559,000	558,379
Avangrid, Inc.
3.15%, 12/01/24 (a)	755,000	731,799
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	844,000	746,493
Bank of America Corp.
3.25%, 10/21/27 (a)	598,000	563,513
4.18%, 11/25/27 (a)	702,000	678,974
4.25%, 10/22/26 (a)	694,000	673,097
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	1,266,000	1,089,279
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	3,657,000	3,082,046
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	971,000	654,522
	Principal Amount	Fair Value
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	$ 300,000	$ 288,561
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	337,000	313,363
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	552,000	526,111
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	745,000	704,777
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(b)	784,000	673,040
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	447,000	360,698
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	465,000	418,384
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	165,000	158,808
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 01/28/25 (a)(b)	742,000	668,549
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 09/20/26 (a)(b)	603,000	551,082

See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Bank of Nova Scotia (7.45% fixed rate until 07/12/23; 2.65% + 3 month USD LIBOR thereafter)
7.45%, 07/12/23 (a)(b)	$ 662,000	$ 589,471
Barclays PLC
4.38%, 01/12/26 (a)	911,000	882,130
4.84%, 05/09/28 (a)	276,000	260,781
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (a)(b)	1,209,000	975,772
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	1,320,000	1,233,474
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	507,000	489,027
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	63,000	66,211
BAT Capital Corp.
2.73%, 03/25/31 (a)	563,000	456,756
4.39%, 08/15/37 (a)	415,000	338,735
4.54%, 08/15/47 (a)	186,000	138,246
4.70%, 04/02/27 (a)	354,000	347,412
4.91%, 04/02/30 (a)	372,000	358,854
7.75%, 10/19/32 (a)	265,000	293,896
BAT International Finance PLC
1.67%, 03/25/26 (a)	362,000	329,688
Baxter International, Inc.
2.54%, 02/01/32 (a)	570,000	464,379
Bayer U.S. Finance II LLC
3.88%, 12/15/23 (a)(f)	608,000	601,038
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	97,000	65,874
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	352,000	340,243
3.73%, 12/15/24 (a)	7,000	6,857
4.67%, 06/06/47 (a)	46,000	42,899
4.69%, 12/15/44 (a)	54,000	50,265
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	200,000	191,174
3.70%, 07/15/30 (a)	452,000	429,549
3.80%, 07/15/48 (a)	176,000	142,150
4.25%, 10/15/50 (a)	386,000	332,987
	Principal Amount	Fair Value
6.13%, 04/01/36 (a)	$ 178,000	$ 196,304
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	1,065,000	752,050
4.25%, 01/15/49 (a)	238,000	219,555
Berry Global, Inc.
4.88%, 07/15/26 (a)(f)	1,053,000	1,026,496
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	923,000	939,152
5.00%, 09/30/43 (a)	99,000	100,129
Biogen, Inc.
2.25%, 05/01/30 (a)	191,000	160,755
Block Financial LLC
2.50%, 07/15/28 (a)	541,000	466,250
3.88%, 08/15/30 (a)	172,000	148,680
BNP Paribas SA (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(f)	1,007,000	956,741
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 year Swap Rate thereafter)
5.13%, 11/15/27 (a)(b)(f)	600,000	483,420
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	365,000	357,937
Boeing Co.
2.20%, 02/04/26 (a)	1,030,000	955,438
2.70%, 02/01/27 (a)	883,000	814,462
2.95%, 02/01/30 (a)	225,000	198,191
3.25%, 03/01/28 (a)	114,000	104,992
3.55%, 03/01/38 (a)	150,000	119,536
3.75%, 02/01/50 (a)	199,000	150,253
5.04%, 05/01/27 (a)	1,299,000	1,308,457
5.15%, 05/01/30 (a)	732,000	736,641
5.81%, 05/01/50 (a)	453,000	455,460
Boston Properties LP
6.75%, 12/01/27 (a)	786,000	778,635
Boston Scientific Corp.
4.70%, 03/01/49 (a)	57,000	54,257
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	446,000	316,053
3.38%, 02/08/61 (a)	513,000	369,693
4.81%, 02/13/33 (a)	846,000	859,045

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 06/22/25 (a)(b)	$ 782,000	$ 749,086
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 03/22/30 (a)(b)	558,000	504,209
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	438,000	358,188
2.35%, 11/13/40 (a)	243,000	175,084
2.95%, 03/15/32 (a)	570,000	514,009
3.20%, 06/15/26 (a)	214,000	206,947
3.40%, 07/26/29 (a)	120,000	113,934
3.55%, 03/15/42 (a)	235,000	200,234
4.13%, 06/15/39 (a)	317,000	295,156
4.25%, 10/26/49 (a)	317,000	287,601
4.35%, 11/15/47 (a)	43,000	39,784
4.55%, 02/20/48 (a)	88,000	83,258
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	758,000	650,720
3.90%, 03/15/27 (a)	150,000	138,942
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	218,000	168,002
3.19%, 11/15/36 (a)(f)	28,000	21,222
3.42%, 04/15/33 (a)(f)	1,709,000	1,429,544
3.47%, 04/15/34 (a)(f)	26,000	21,364
4.15%, 11/15/30 (a)	226,000	209,495
4.30%, 11/15/32 (a)	372,000	341,868
4.93%, 05/15/37 (a)(f)	305,000	276,736
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(f)	1,719,000	1,653,059
Brown-Forman Corp.
4.00%, 04/15/38 (a)	95,000	86,789
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	130,000	124,921
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	329,000	289,958
4.55%, 09/01/44 (a)	494,000	467,956
Cameron LNG LLC
3.30%, 01/15/35 (a)(f)	180,000	155,074
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	407,000	389,633
4.95%, 06/01/47 (a)	246,000	222,475
	Principal Amount	Fair Value
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	$ 771,000	$ 700,346
3.10%, 12/02/51 (a)	254,000	182,425
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	1,244,000	1,210,238
Capital One Financial Corp.
3.75%, 07/28/26 (a)	691,000	628,492
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	219,000	214,016
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	1,037,000	805,625
Carrier Global Corp.
2.72%, 02/15/30 (a)	352,000	309,183
3.58%, 04/05/50 (a)	352,000	266,471
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	537,000	426,970
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	384,000	317,084
3.75%, 02/15/52 (a)	446,000	324,697
Centene Corp.
3.00%, 10/15/30 (a)	369,000	310,561
3.38%, 02/15/30 (a)	1,739,000	1,522,981
4.25%, 12/15/27 (a)	2,953,000	2,844,802
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	638,000	540,278
Charles Schwab Corp.
2.45%, 03/03/27 (a)	978,000	877,902
2.90%, 03/03/32 (a)	325,000	271,167
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/01/30 (a)(b)	939,000	739,500
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	507,000	346,687
3.70%, 04/01/51 (a)	1,546,000	987,152
4.80%, 03/01/50 (a)	765,000	581,966
5.05%, 03/30/29 (a)	646,000	623,946
5.75%, 04/01/48 (a)	200,000	171,718
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	1,018,000	1,025,401
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	1,575,000	1,469,317
Chevron Corp.
2.24%, 05/11/30 (a)	192,000	169,776

See Notes to Schedules of Investments and Notes to Financial Statements.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.08%, 05/11/50 (a)	$ 184,000	$ 139,271
Chevron USA, Inc.
3.85%, 01/15/28 (a)	674,000	665,804
3.90%, 11/15/24 (a)	233,000	232,094
Choice Hotels International, Inc.
3.70%, 01/15/31 (a)	408,000	361,635
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	262,000	240,885
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	413,000	345,528
Cigna Group
2.40%, 03/15/30 (a)	382,000	331,412
3.25%, 04/15/25 (a)	345,000	334,402
3.40%, 03/01/27 - 03/15/51 (a)	578,000	483,680
3.88%, 10/15/47 (a)	108,000	87,049
4.13%, 11/15/25 (a)	615,000	605,523
4.38%, 10/15/28 (a)	192,000	189,120
4.80%, 08/15/38 (a)	168,000	162,952
4.90%, 12/15/48 (a)	87,000	81,866
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	193,000	217,837
Citadel Finance LLC
3.38%, 03/09/26 (a)(f)	3,500,000	3,190,950
Citigroup, Inc.
4.45%, 09/29/27 (a)	409,000	396,648
4.65%, 07/23/48 (a)	883,000	818,073
Citigroup, Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	1,791,000	1,783,209
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	562,000	465,645
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	342,000	299,736
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	2,743,000	2,459,648
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 1 month Term SOFR)
3.88%, 01/24/39 (a)(b)	161,000	136,882
	Principal Amount	Fair Value
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	$ 856,000	$ 750,909
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	982,000	953,797
Clorox Co.
1.80%, 05/15/30 (a)	521,000	431,034
CME Group, Inc.
2.65%, 03/15/32 (a)	420,000	363,850
3.75%, 06/15/28 (a)	202,000	198,047
CMS Energy Corp.
4.88%, 03/01/44 (a)	600,000	550,632
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	841,000	832,169
Coca-Cola Co.
2.60%, 06/01/50 (a)	372,000	265,281
2.75%, 06/01/60 (a)	287,000	203,586
Comcast Corp.
2.65%, 08/15/62 (a)	275,000	167,582
2.80%, 01/15/51 (a)	312,000	210,812
2.89%, 11/01/51 (a)	290,000	197,899
2.94%, 11/01/56 (a)	243,000	161,942
2.99%, 11/01/63 (a)	231,000	149,887
3.20%, 07/15/36 (a)	339,000	285,706
3.25%, 11/01/39 (a)	544,000	439,987
3.97%, 11/01/47 (a)	375,000	316,414
4.15%, 10/15/28 (a)	372,000	368,034
CommonSpirit Health
4.35%, 11/01/42	1,029,000	879,630
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(f)	800,000	674,144
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	168,000	164,850
5.40%, 11/01/48 (a)	145,000	142,048
ConocoPhillips Co.
4.30%, 11/15/44 (a)	341,000	306,525
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	454,000	425,157
3.35%, 04/01/30 (a)	174,000	160,477
3.88%, 06/15/47 (a)	208,000	169,572
3.95%, 04/01/50 (a)	291,000	241,987
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	763,000	697,947
3.70%, 12/06/26 (a)	356,000	344,811
4.50%, 05/09/47 (a)	275,000	240,958

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Continental Resources, Inc.
2.88%, 04/01/32 (a)(f)	$ 608,000	$ 472,021
3.80%, 06/01/24 (a)	2,915,000	2,855,330
4.50%, 04/15/23 (a)	1,941,000	1,939,641
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)(f)	1,811,000	1,566,569
Corning, Inc.
4.38%, 11/15/57 (a)	184,000	156,468
Corporate Office Properties LP
2.00%, 01/15/29 (a)	619,000	479,626
2.25%, 03/15/26 (a)	513,000	456,242
2.75%, 04/15/31 (a)	319,000	236,341
Credit Suisse AG
2.95%, 04/09/25 (a)	1,080,000	1,003,482
Credit Suisse Group AG
3.80%, 06/09/23 (a)	937,000	915,159
4.28%, 01/09/28 (a)(f)	593,000	534,933
Crown Castle, Inc.
2.90%, 03/15/27 (a)	1,308,000	1,212,712
3.30%, 07/01/30 (a)	1,022,000	921,098
4.15%, 07/01/50 (a)	153,000	122,354
5.20%, 02/15/49 (a)	240,000	222,403
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	856,000	829,361
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	544,000	490,106
CubeSmart LP
2.50%, 02/15/32 (a)	738,000	593,492
4.38%, 02/15/29 (a)	551,000	527,588
Cummins, Inc.
1.50%, 09/01/30 (a)	376,000	307,737
2.60%, 09/01/50 (a)	376,000	245,787
CVS Health Corp.
3.00%, 08/15/26 (a)	423,000	403,610
3.25%, 08/15/29 (a)	350,000	320,131
3.63%, 04/01/27 (a)	398,000	383,580
3.75%, 04/01/30 (a)	290,000	271,263
3.88%, 07/20/25 (a)	245,000	240,605
4.25%, 04/01/50 (a)	211,000	175,636
4.30%, 03/25/28 (a)	35,000	34,377
4.78%, 03/25/38 (a)	260,000	247,728
5.00%, 12/01/24 (a)	570,000	569,054
5.13%, 07/20/45 (a)	252,000	238,833
5.30%, 12/05/43 (a)	426,000	418,596
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(f)	845,000	729,303
	Principal Amount	Fair Value
2.50%, 12/14/31 (a)(f)	$ 845,000	$ 696,897
5.13%, 01/19/28 (a)(f)	1,549,000	1,550,735
Danaher Corp.
2.80%, 12/10/51 (a)	1,084,000	759,862
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	665,000	655,451
5.45%, 06/15/23 (a)	93,000	92,970
6.02%, 06/15/26 (a)	114,000	117,006
8.35%, 07/15/46 (a)	27,000	32,848
Deutsche Bank AG
3.70%, 05/30/24 (a)	327,000	310,565
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	2,036,000	1,722,924
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	1,000,000	726,450
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	810,000	750,254
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	309,000	240,736
Devon Energy Corp.
5.00%, 06/15/45 (a)	122,000	108,535
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	363,000	324,758
3.25%, 11/15/39 (a)	205,000	171,704
3.40%, 11/15/49 (a)	106,000	83,685
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	507,000	439,077
3.25%, 12/01/26 (a)	318,000	302,046
3.50%, 12/01/29 (a)	273,000	249,983
4.40%, 03/24/51 (a)	251,000	202,098
Digital Realty Trust LP
3.60%, 07/01/29 (a)	594,000	531,945
Discover Bank
2.70%, 02/06/30 (a)	535,000	432,580
Discovery Communications LLC
3.95%, 03/20/28 (a)	267,000	250,198
4.95%, 05/15/42 (a)	101,000	82,476
5.00%, 09/20/37 (a)	122,000	107,633
Dollar General Corp.
3.50%, 04/03/30 (a)	217,000	199,616
4.13%, 04/03/50 (a)	322,000	261,960

See Notes to Schedules of Investments and Notes to Financial Statements.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	$ 428,000	$ 419,778
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(g)	511,000	496,692
3.38%, 04/01/30 (a)	597,000	541,085
Dover Corp.
2.95%, 11/04/29 (a)	373,000	332,944
Dow Chemical Co.
2.10%, 11/15/30 (a)	285,000	238,266
3.60%, 11/15/50 (a)	285,000	213,143
4.25%, 10/01/34 (a)	176,000	163,668
5.55%, 11/30/48 (a)	203,000	199,959
6.30%, 03/15/33 (a)	727,000	790,998
DTE Energy Co.
2.85%, 10/01/26 (a)	190,000	177,946
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	238,000	198,647
Duke Energy Corp.
2.55%, 06/15/31 (a)	915,000	764,967
3.30%, 06/15/41 (a)	830,000	625,920
3.50%, 06/15/51 (a)	830,000	609,436
3.75%, 09/01/46 (a)	1,269,000	989,782
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 09/16/24 (a)(b)	1,119,000	1,072,550
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	226,000	194,685
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	134,000	134,070
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	626,000	568,014
Eastman Chemical Co.
4.65%, 10/15/44 (a)	371,000	321,394
Eaton Corp.
3.10%, 09/15/27 (a)	229,000	216,881
Edison International
4.95%, 04/15/25 (a)	950,000	943,663
5.75%, 06/15/27 (a)	119,000	121,831
EIDP, Inc.
2.30%, 07/15/30 (a)	281,000	242,211
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	469,000	385,912
Elevance Health, Inc.
2.88%, 09/15/29 (a)	184,000	166,818
3.60%, 03/15/51 (a)	202,000	158,025
3.70%, 09/15/49 (a)	184,000	145,684
5.13%, 02/15/53 (a)	141,000	140,459
	Principal Amount	Fair Value
6.10%, 10/15/52 (a)	$ 320,000	$ 357,187
Eli Lilly & Co.
4.95%, 02/27/63 (a)	195,000	200,316
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	923,000	742,424
Emerson Electric Co.
1.80%, 10/15/27 (a)	243,000	217,619
2.75%, 10/15/50 (a)	185,000	124,673
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	52,000	50,311
Enbridge, Inc.
1.60%, 10/04/26 (a)	1,558,000	1,397,370
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	942,000	840,678
Energy Transfer LP
4.50%, 04/15/24 (a)	397,000	392,399
4.95%, 06/15/28 (a)	121,000	120,222
5.30%, 04/01/44 - 04/15/47 (a)	615,000	540,757
5.35%, 05/15/45 (a)	507,000	448,371
5.75%, 02/15/33 (a)	366,000	373,745
6.13%, 12/15/45 (a)	101,000	97,322
6.50%, 02/01/42 (a)	285,000	295,907
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 05/15/25 (a)(b)	2,488,000	2,196,182
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	255,000	253,039
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	533,000	454,345
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	173,000	147,156
EOG Resources, Inc.
4.15%, 01/15/26 (a)	240,000	238,133
4.95%, 04/15/50 (a)	186,000	187,122
5.10%, 01/15/36 (a)	150,000	149,464
Equinix, Inc.
1.25%, 07/15/25 (a)	701,000	642,859
2.15%, 07/15/30 (a)	530,000	433,010
Equinor ASA
3.25%, 11/18/49 (a)	435,000	335,137

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
ERP Operating LP
4.50%, 07/01/44 (a)	$ 124,000	$ 108,433
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	289,000	255,647
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	619,000	418,054
Eversource Energy
3.45%, 01/15/50 (a)	404,000	308,478
Exelon Corp.
4.05%, 04/15/30 (a)	611,000	582,552
4.45%, 04/15/46 (a)	380,000	327,986
4.70%, 04/15/50 (a)	406,000	368,197
Extra Space Storage LP
3.90%, 04/01/29 (a)	343,000	316,496
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	1,117,000	1,003,256
3.45%, 04/15/51 (a)	580,000	462,939
FedEx Corp.
4.10%, 02/01/45 (a)	820,000	677,304
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	579,000	350,527
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	473,000	422,413
1.65%, 03/01/28 (a)	427,000	364,991
3.10%, 03/01/41 (a)	101,000	70,624
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	741,000	623,685
Fiserv, Inc.
3.50%, 07/01/29 (a)	249,000	231,102
4.40%, 07/01/49 (a)	145,000	123,322
Florida Power & Light Co.
2.85%, 04/01/25 (a)	1,025,000	994,404
4.13%, 02/01/42 (a)	222,000	196,406
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	453,000	377,992
Flowserve Corp.
2.80%, 01/15/32 (a)	577,000	458,282
Ford Motor Credit Co. LLC
3.10%, 05/04/23 (a)	1,436,000	1,433,731
3.81%, 01/09/24 (a)	945,000	925,476
Fox Corp.
3.50%, 04/08/30 (a)	375,000	342,004
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	659,000	611,526
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	683,000	615,950
	Principal Amount	Fair Value
General Dynamics Corp.
4.25%, 04/01/50 (a)	$ 285,000	$ 266,492
General Mills, Inc.
3.00%, 02/01/51 (a)	298,000	217,626
General Motors Co.
5.20%, 04/01/45 (a)	55,000	46,139
5.40%, 04/01/48 (a)	130,000	112,336
6.13%, 10/01/25 (a)	713,000	725,463
6.80%, 10/01/27 (a)	300,000	317,271
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	847,000	762,664
2.35%, 01/08/31 (a)	372,000	293,832
5.25%, 03/01/26 (a)	295,000	295,038
Genuine Parts Co.
2.75%, 02/01/32 (a)	390,000	324,055
George Washington University
4.13%, 09/15/48	905,000	808,789
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	947,000	877,736
3.60%, 03/01/25 (a)(f)	1,664,000	1,619,904
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	311,000	229,163
2.80%, 10/01/50 (a)	447,000	309,025
2.95%, 03/01/27 (a)	69,000	65,691
3.50%, 02/01/25 (a)	248,000	243,241
3.65%, 03/01/26 (a)	226,000	221,320
4.15%, 03/01/47 (a)	149,000	130,889
4.75%, 03/01/46 (a)	428,000	411,210
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	462,000	438,900
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	520,000	513,734
Glencore Funding LLC
3.88%, 04/27/51 (a)(f)	468,000	358,404
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	1,835,000	1,771,656
4.25%, 10/21/25 (a)	476,000	462,405
5.15%, 05/22/45 (a)	143,000	135,840
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	687,000	604,704
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	374,000	304,249

See Notes to Schedules of Investments and Notes to Financial Statements.
18	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	$ 306,000	$ 219,246
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	465,000	350,136
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	786,000	605,440
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	216,000	203,185
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	223,000	192,788
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	356,000	339,745
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	575,000	511,905
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	1,315,000	1,292,645
2.60%, 10/15/25 (a)(f)	860,000	798,656
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	1,465,000	1,389,245
3.63%, 03/24/32 (a)	610,000	553,862
4.00%, 03/24/52 (a)	250,000	207,332
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,940
5.00%, 11/15/45 (a)	161,000	146,615
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	805,000	708,054
Hartford Financial Services Group, Inc. 2.13% + 3 month USD LIBOR
6.99%, 02/12/67 (a)(b)(f)	518,000	420,714
HCA, Inc.
3.13%, 03/15/27 (a)(f)	1,200,000	1,115,724
	Principal Amount	Fair Value
3.50%, 09/01/30 (a)	$ 427,000	$ 380,389
3.63%, 03/15/32 (a)(f)	640,000	562,893
4.63%, 03/15/52 (a)(f)	215,000	178,626
5.38%, 02/01/25 (a)	3,221,000	3,222,063
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	516,000	430,953
3.20%, 06/01/50 (a)(f)	186,000	134,984
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	307,000	238,794
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	310,000	256,714
Hess Corp.
5.60%, 02/15/41	82,000	79,109
5.80%, 04/01/47 (a)	51,000	49,894
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	89,000	93,600
Highwoods Realty LP
4.13%, 03/15/28 (a)	223,000	193,647
4.20%, 04/15/29 (a)	544,000	462,188
Home Depot, Inc.
2.70%, 04/15/30 (a)	214,000	193,368
3.35%, 04/15/50 (a)	372,000	288,423
3.50%, 09/15/56 (a)	203,000	158,234
3.90%, 12/06/28 - 06/15/47 (a)	421,000	387,268
4.50%, 12/06/48 (a)	163,000	153,491
4.95%, 09/15/52 (a)	238,000	237,883
Honeywell International, Inc.
1.75%, 09/01/31 (a)	582,000	477,653
2.70%, 08/15/29 (a)	423,000	389,824
Hormel Foods Corp.
1.80%, 06/11/30 (a)	755,000	631,097
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	1,321,000	1,131,886
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (a)(b)	1,045,000	925,400
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	520,000	423,566
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (a)(b)	1,095,000	1,038,290

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	19

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 03/09/26 (a)(b)	$ 924,000	$ 753,476
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	1,167,000	1,116,702
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 year US ISDA thereafter)
6.00%, 05/22/27 (a)(b)	801,000	724,905
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	1,000,000	1,116,720
Humana, Inc.
1.35%, 02/03/27 (a)	931,000	818,265
2.15%, 02/03/32 (a)	467,000	377,789
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	741,000	586,702
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	1,012,000	866,626
Huntsman International LLC
4.50%, 05/01/29 (a)	786,000	738,290
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	1,423,000	1,277,996
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(f)	844,000	817,397
3.50%, 07/26/26 (a)(f)	388,000	363,700
3.88%, 07/26/29 (a)(f)	1,585,000	1,417,450
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	412,000	290,324
ING Groep NV 1.01% + SOFR
5.86%, 04/01/27 (a)(b)	836,000	813,010
Ingredion, Inc.
3.90%, 06/01/50 (a)	187,000	142,636
Intel Corp.
2.00%, 08/12/31 (a)	578,000	475,596
2.45%, 11/15/29 (a)	714,000	628,706
2.80%, 08/12/41 (a)	668,000	485,576
3.10%, 02/15/60 (a)	340,000	223,635
5.63%, 02/10/43 (a)	789,000	808,236
5.70%, 02/10/53 (a)	558,000	568,485
5.90%, 02/10/63 (a)	425,000	437,019
	Principal Amount	Fair Value
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	$ 187,000	$ 147,380
2.65%, 09/15/40 (a)	126,000	91,418
International Business Machines Corp.
3.45%, 02/19/26 (a)	601,000	583,613
4.15%, 05/15/39 (a)	470,000	416,439
4.25%, 05/15/49 (a)	227,000	194,450
International Paper Co.
4.40%, 08/15/47 (a)	275,000	238,901
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	1,587,000	1,509,269
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	1,018,000	896,929
JAB Holdings BV
2.20%, 11/23/30 (a)(f)	498,000	395,532
Jabil, Inc.
3.95%, 01/12/28 (a)	289,000	272,264
4.25%, 05/15/27 (a)	1,564,000	1,508,666
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,924,000	1,927,290
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)(f)	1,181,000	1,143,314
5.75%, 04/01/33 (a)(f)	393,000	377,480
John Deere Capital Corp.
2.45%, 01/09/30 (a)	663,000	589,845
3.90%, 06/07/32 (a)	316,000	304,308
Johnson & Johnson
3.63%, 03/03/37 (a)	203,000	187,771
Johnson Controls International PLC
4.50%, 02/15/47 (a)	118,000	103,832
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	1,051,000	944,166
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	3,657,000	3,130,282
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	608,000	523,585

See Notes to Schedules of Investments and Notes to Financial Statements.
20	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	$ 507,000	$ 385,868
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	398,000	350,431
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	1,190,000	974,312
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	668,000	648,187
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	275,000	262,787
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	269,000	226,312
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 1 month Term SOFR)
4.49%, 03/24/31 (a)(b)	925,000	899,396
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 1 month Term SOFR)
4.60%, 02/01/25 (a)(b)	1,040,000	971,506
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	568,000	401,372
3.27%, 11/01/49 (a)	693,000	517,435
Kansas City Southern
3.50%, 05/01/50 (a)	290,000	218,790
Kenvue, Inc.
4.90%, 03/22/33 (a)(f)	4,311,000	4,452,530
5.05%, 03/22/53 (a)(f)	1,075,000	1,108,594
5.20%, 03/22/63 (a)(f)	325,000	336,420
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	415,000	378,438
3.80%, 05/01/50 (a)	315,000	250,907
	Principal Amount	Fair Value
KeyBank NA
4.90%, 08/08/32 (a)	$ 1,000,000	$ 877,200
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	70,000	59,846
5.00%, 03/01/43 (a)	142,000	124,961
6.38%, 03/01/41 (a)	122,000	125,838
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	1,811,000	1,631,675
5.05%, 02/15/46 (a)	115,000	101,182
5.20%, 06/01/33 (a)	411,000	408,213
KLA Corp.
3.30%, 03/01/50 (a)	371,000	283,637
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	588,000	570,360
Kroger Co.
2.20%, 05/01/30 (a)	335,000	281,042
4.65%, 01/15/48 (a)	139,000	124,590
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	723,000	631,924
2.70%, 10/15/28 (a)	1,244,000	1,044,438
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	300,000	292,797
Lear Corp.
4.25%, 05/15/29 (a)	247,000	233,815
Leidos, Inc.
2.95%, 05/15/23 (a)	29,000	28,912
3.63%, 05/15/25 (a)	310,000	301,447
4.38%, 05/15/30 (a)	1,354,000	1,275,400
5.75%, 03/15/33 (a)	736,000	752,258
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(f)	186,000	132,477
Life Storage LP
2.20%, 10/15/30 (a)	525,000	430,269
Lincoln National Corp.
4.35%, 03/01/48 (a)	594,000	452,533
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/01/27 (a)(b)	785,000	783,383
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	348,356
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	800,000	752,624
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	133,000	131,657

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	21

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
3.80%, 03/01/45 (a)	$ 106,000	$ 91,418
4.50%, 05/15/36 (a)	340,000	336,379
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	247,000	212,200
1.70%, 09/15/28 - 10/15/30 (a)	768,000	654,415
3.00%, 10/15/50 (a)	375,000	248,955
3.70%, 04/15/46 (a)	132,000	100,913
4.05%, 05/03/47 (a)	314,000	254,007
5.63%, 04/15/53 (a)	589,000	592,004
LYB International Finance III LLC
1.25%, 10/01/25 (a)	294,000	266,552
3.63%, 04/01/51 (a)	187,000	132,948
3.80%, 10/01/60 (a)	186,000	127,912
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	2,633,000	2,436,262
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	365,000	248,543
Masco Corp.
3.50%, 11/15/27 (a)	107,000	101,283
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	269,000	215,784
3.25%, 11/15/25 (a)	2,688,000	2,551,208
McDonald's Corp.
3.60%, 07/01/30 (a)	558,000	529,475
3.63%, 09/01/49 (a)	226,000	180,836
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	2,596,000	2,597,973
Medtronic, Inc.
4.63%, 03/15/45 (a)	49,000	48,003
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	646,000	568,913
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(f)	1,947,000	1,971,844
Merck & Co., Inc.
1.90%, 12/10/28 (a)	1,081,000	960,998
2.45%, 06/24/50 (a)	509,000	342,358
2.75%, 02/10/25 - 12/10/51 (a)	1,007,000	887,898
2.90%, 12/10/61 (a)	201,000	137,765
4.00%, 03/07/49 (a)	136,000	122,095
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	1,183,000	1,107,974
4.45%, 08/15/52 (a)	790,000	695,461
	Principal Amount	Fair Value
MetLife, Inc.
4.72%, 12/15/44 (a)	$ 214,000	$ 195,311
Microchip Technology, Inc.
2.67%, 09/01/23 (a)	2,604,000	2,571,476
Micron Technology, Inc.
3.37%, 11/01/41 (a)	483,000	342,133
3.48%, 11/01/51 (a)	675,000	440,100
Microsoft Corp.
2.40%, 08/08/26 (a)	265,000	252,034
2.68%, 06/01/60 (a)	150,000	103,605
2.92%, 03/17/52 (a)	1,130,000	856,303
3.45%, 08/08/36 (a)	100,000	92,581
3.50%, 02/12/35 (a)	270,000	256,192
Mid-America Apartments LP
2.88%, 09/15/51 (a)	577,000	375,933
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24 (a)	1,191,000	1,148,350
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	3,941,000	3,652,637
Mizuho Financial Group, Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%, 09/11/24 (a)(b)	1,105,000	1,095,386
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	119,000	97,449
Morgan Stanley
3.63%, 01/20/27 (a)	264,000	254,063
4.35%, 09/08/26 (a)	746,000	727,768
4.38%, 01/22/47 (a)	281,000	251,810
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	579,000	513,787
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	2,314,000	1,750,032
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	1,285,000	848,550
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	1,829,000	1,550,206

See Notes to Schedules of Investments and Notes to Financial Statements.
22	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	$ 251,000	$ 221,289
MPLX LP
2.65%, 08/15/30 (a)	429,000	364,440
5.20%, 12/01/47 (a)	130,000	115,743
Mylan, Inc.
5.20%, 04/15/48 (a)	185,000	145,819
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (a)(b)(f)	1,246,000	1,004,102
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	349,000	337,895
NatWest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%, 11/01/29 (a)(b)	575,000	539,246
NatWest Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%, 06/25/24 (a)(b)	953,000	948,321
NewMarket Corp.
2.70%, 03/18/31 (a)	383,000	318,667
Newmont Corp.
4.88%, 03/15/42 (a)	216,000	206,587
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	371,000	326,287
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	600,000	507,606
NIKE, Inc.
3.38%, 03/27/50 (a)	183,000	150,990
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%, 01/23/50 (a)(b)(f)	786,000	669,672
NiSource, Inc.
3.60%, 05/01/30 (a)	415,000	383,481
3.95%, 03/30/48 (a)	121,000	98,609
5.25%, 03/30/28 (a)	3,025,000	3,078,331
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	234,000	198,338
	Principal Amount	Fair Value
Northern Trust Corp.
6.13%, 11/02/32 (a)	$ 789,000	$ 840,719
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	987,000	719,533
NOV, Inc.
3.60%, 12/01/29 (a)	556,000	503,152
Novant Health, Inc.
3.32%, 11/01/61 (a)	396,000	277,798
Novartis Capital Corp.
2.20%, 08/14/30 (a)	608,000	533,404
3.00%, 11/20/25 (a)	52,000	50,503
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	2,252,000	2,233,396
NVIDIA Corp.
2.85%, 04/01/30 (a)	186,000	169,297
3.50%, 04/01/50 (a)	247,000	202,328
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	880,000	588,051
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	341,000	308,104
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	136,000	113,530
ONEOK, Inc.
4.35%, 03/15/29 (a)	346,000	327,441
6.10%, 11/15/32 (a)	567,000	587,208
Oracle Corp.
1.65%, 03/25/26 (a)	690,000	633,951
2.30%, 03/25/28 (a)	255,000	228,202
2.65%, 07/15/26 (a)	386,000	360,655
2.88%, 03/25/31 (a)	369,000	315,768
2.95%, 04/01/30 (a)	559,000	493,513
3.60%, 04/01/50 (a)	372,000	263,484
3.65%, 03/25/41 (a)	406,000	314,415
3.80%, 11/15/37 (a)	118,000	98,148
3.95%, 03/25/51 (a)	408,000	306,506
4.00%, 07/15/46 - 11/15/47 (a)	557,000	425,482
4.10%, 03/25/61 (a)	482,000	353,701
5.55%, 02/06/53 (a)	357,000	339,785
6.15%, 11/09/29 (a)	1,385,000	1,475,468
6.90%, 11/09/52 (a)	374,000	419,228
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	643,000	607,423
2.57%, 02/15/30 (a)	229,000	200,851
3.36%, 02/15/50 (a)	217,000	161,366

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	23

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Owens Corning
4.40%, 01/30/48 (a)	$ 159,000	$ 132,996
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	341,000	297,335
2.50%, 02/01/31 (a)	610,000	493,703
3.00%, 06/15/28 (a)	576,000	511,972
3.30%, 08/01/40 (a)	610,000	431,910
3.50%, 08/01/50 (a)	265,000	174,979
4.30%, 03/15/45 (a)	406,000	305,060
PacifiCorp
2.70%, 09/15/30 (a)	370,000	327,258
2.90%, 06/15/52 (a)	919,000	630,829
6.25%, 10/15/37 (a)	576,000	645,091
Packaging Corp. of America
3.05%, 10/01/51 (a)	504,000	343,642
Paramount Global
2.90%, 01/15/27 (a)	173,000	157,077
3.70%, 06/01/28 (a)	168,000	152,381
5.25%, 04/01/44 (a)	63,000	49,733
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	334,000	307,728
4.50%, 09/15/29 (a)	590,000	586,094
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	300,000	251,121
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	491,000	462,998
3.25%, 06/01/50 (a)	282,000	206,153
PepsiCo, Inc.
1.63%, 05/01/30 (a)	358,000	302,725
2.63%, 07/29/29 (a)	480,000	440,630
2.75%, 10/21/51 (a)	888,000	651,552
Petroleos Mexicanos
6.70%, 02/16/32 (a)	1,516,000	1,207,630
7.69%, 01/23/50 (a)	879,000	619,598
Pfizer, Inc.
2.70%, 05/28/50 (a)	721,000	516,928
3.45%, 03/15/29 (a)	201,000	194,086
3.60%, 09/15/28 (a)	463,000	453,759
3.90%, 03/15/39 (a)	228,000	206,689
4.13%, 12/15/46 (a)	155,000	142,448
4.40%, 05/15/44 (a)	94,000	90,404
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	395,000	369,736
2.10%, 05/01/30 (a)	188,000	156,813
3.38%, 08/15/29 (a)	275,000	254,710
4.13%, 03/04/43 (a)	107,000	87,344
	Principal Amount	Fair Value
5.13%, 02/15/30 (a)	$ 2,358,000	$ 2,383,278
5.38%, 02/15/33 (a)	786,000	803,190
5.63%, 11/17/29 (a)	602,000	629,198
Phillips 66
2.15%, 12/15/30 (a)	2,057,000	1,697,992
3.30%, 03/15/52 (a)	613,000	434,096
Phillips 66 Co.
3.15%, 12/15/29 (a)(f)	1,054,000	950,845
3.75%, 03/01/28 (a)(f)	141,000	133,937
4.68%, 02/15/45 (a)(f)	219,000	195,346
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	1,112,000	1,010,385
2.15%, 01/15/31 (a)	325,000	267,088
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	539,000	482,006
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	447,000	423,921
Precision Castparts Corp.
4.38%, 06/15/45 (a)	217,000	200,206
Progressive Corp.
3.00%, 03/15/32 (a)	782,000	699,178
3.70%, 03/15/52 (a)	132,000	105,440
Prologis LP
3.05%, 03/01/50 (a)	161,000	111,534
3.25%, 06/30/26 (a)	217,000	208,865
Prospect Capital Corp.
3.36%, 11/15/26 (a)	677,000	563,203
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	375,000	297,244
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	438,000	405,553
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	433,000	418,971
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	909,000	905,609
PVH Corp.
4.63%, 07/10/25 (a)	1,078,000	1,054,769
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	66,000	61,088
4.50%, 05/20/52 (a)	787,000	732,052
Quanta Services, Inc.
2.35%, 01/15/32 (a)	621,000	491,969
3.05%, 10/01/41 (a)	673,000	469,189

See Notes to Schedules of Investments and Notes to Financial Statements.
24	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	$ 148,000	$ 132,426
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	733,000	598,414
2.82%, 09/01/51 (a)	435,000	300,302
3.13%, 05/04/27 (a)	561,000	532,170
3.50%, 03/15/27 (a)	291,000	281,458
3.95%, 08/16/25 (a)	238,000	234,965
4.15%, 05/15/45 (a)	227,000	198,630
4.45%, 11/16/38 (a)	188,000	178,442
Realty Income Corp.
2.85%, 12/15/32 (a)	352,000	290,752
3.00%, 01/15/27 (a)	107,000	99,995
3.25%, 01/15/31 (a)	358,000	315,169
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	722,000	582,842
Regions Financial Corp.
1.80%, 08/12/28 (a)	1,449,000	1,188,035
Reliance Industries Ltd.
3.63%, 01/12/52 (a)(f)	1,000,000	707,270
Republic Services, Inc.
2.38%, 03/15/33 (a)	1,016,000	838,779
5.00%, 04/01/34 (a)	720,000	731,988
Reynolds American, Inc.
4.45%, 06/12/25 (a)	25,000	24,554
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	546,000	377,422
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	137,000	123,136
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	200,000	129,176
4.20%, 03/01/49 (a)	257,000	232,783
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	101,000	90,844
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	389,000	349,178
Ross Stores, Inc.
4.70%, 04/15/27 (a)	141,000	140,036
Royalty Pharma PLC
0.75%, 09/02/23 (a)	464,000	454,530
1.20%, 09/02/25 (a)	619,000	561,470
1.75%, 09/02/27 (a)	312,000	270,442
2.15%, 09/02/31 (a)	528,000	417,949
2.20%, 09/02/30 (a)	133,000	108,517
3.30%, 09/02/40 (a)	79,000	57,442
RPM International, Inc.
3.75%, 03/15/27 (a)	205,000	194,850
	Principal Amount	Fair Value
Ryder System, Inc.
2.90%, 12/01/26 (a)	$ 949,000	$ 877,597
Salesforce, Inc.
1.95%, 07/15/31 (a)	635,000	531,419
2.70%, 07/15/41 (a)	630,000	472,538
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(f)	1,243,000	1,164,641
4.38%, 04/16/49 (a)(f)	256,000	221,220
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	420,000	403,801
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	2,290,000	2,004,620
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	161,000	150,277
Sempra Energy
3.80%, 02/01/38 (a)	153,000	131,985
4.00%, 02/01/48 (a)	166,000	135,260
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(b)	1,014,000	811,890
Shell International Finance BV
3.13%, 11/07/49 (a)	625,000	464,937
3.75%, 09/12/46 (a)	107,000	90,425
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	133,000	131,343
3.20%, 09/23/26 (a)	114,000	108,480
Simon Property Group LP
3.38%, 06/15/27 (a)	257,000	241,423
Sonoco Products Co.
2.85%, 02/01/32 (a)	709,000	598,077
Southern California Edison Co.
4.00%, 04/01/47 (a)	732,000	602,678
4.20%, 03/01/29 (a)	557,000	539,778
Southern Co.
3.25%, 07/01/26 (a)	142,000	135,469
3.70%, 04/30/30 (a)	855,000	800,135
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	399,000	312,293
4.40%, 05/30/47 (a)	65,000	55,536
Southwest Airlines Co.
2.63%, 02/10/30 (a)	559,000	475,312
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	318,000	296,195

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	25

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	$ 80,000	$ 76,012
4.50%, 03/15/45 (a)	61,000	51,386
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (a)(b)(f)	1,092,000	861,774
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(f)	1,099,000	1,036,654
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	838,000	702,386
Starbucks Corp.
4.00%, 11/15/28 (a)	222,000	216,867
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	1,474,000	1,233,089
3.75%, 03/15/51 (a)	604,000	444,145
Stryker Corp.
1.95%, 06/15/30 (a)	851,000	717,614
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (a)(f)	2,726,000	2,684,510
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(f)	2,834,000	2,503,527
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	86,000	68,329
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(f)	1,488,000	1,322,609
Sysco Corp.
3.25%, 07/15/27 (a)	218,000	206,849
5.95%, 04/01/30 (a)	73,000	77,665
6.60%, 04/01/50 (a)	86,000	97,982
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	168,778
3.03%, 07/09/40 (a)	300,000	228,888
3.18%, 07/09/50 (a)	300,000	214,599
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	1,779,000	1,720,168
4.00%, 04/14/32 (a)	393,000	361,466
Tampa Electric Co.
2.40%, 03/15/31 (a)	768,000	643,284
3.45%, 03/15/51 (a)	555,000	410,889
	Principal Amount	Fair Value
4.35%, 05/15/44 (a)	$ 479,000	$ 414,139
Tapestry, Inc.
4.13%, 07/15/27 (a)	63,000	60,470
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	1,774,000	1,728,550
Target Corp.
2.50%, 04/15/26 (a)	229,000	219,817
Teck Resources Ltd.
5.40%, 02/01/43 (a)	223,000	208,086
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	639,000	617,785
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	288,000	262,570
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	447,000	340,189
Time Warner Cable LLC
6.55%, 05/01/37 (a)	161,000	158,281
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	2,362,000	2,124,076
3.75%, 04/15/27 (a)	838,000	805,829
4.50%, 04/15/50 (a)	109,000	94,632
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	1,567,000	1,378,318
4.46%, 06/08/32 (a)	828,000	802,166
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	718,000	685,439
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (a)	386,000	377,311
3.80%, 03/21/29 (a)	509,000	482,583
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	516,000	500,737
4.88%, 01/15/26 (a)	118,000	117,724
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	1,020,000	948,824
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	242,000	231,751
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	730,000	478,084

See Notes to Schedules of Investments and Notes to Financial Statements.
26	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 09/01/24 (a)(b)	$ 1,407,000	$ 1,238,230
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	118,000	106,568
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	247,000	232,526
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	913,000	896,840
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	1,730,000	1,640,663
UDR, Inc.
2.10%, 08/01/32 (a)	471,000	362,293
3.00%, 08/15/31 (a)	300,000	256,866
Union Pacific Corp.
3.55%, 05/20/61 (a)	434,000	329,180
3.60%, 09/15/37 (a)	80,000	70,234
3.80%, 04/06/71 (a)	199,000	153,724
4.10%, 09/15/67 (a)	136,000	112,918
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	586,000	500,690
4.20%, 05/15/32 (a)	613,000	599,900
4.45%, 12/15/48 (a)	400,000	370,332
4.75%, 07/15/45 - 05/15/52 (a)	936,000	915,733
5.05%, 04/15/53 (a)	865,000	874,333
5.20%, 04/15/63 (a)	865,000	876,669
6.05%, 02/15/63 (a)	261,000	298,427
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	83,000	79,004
Ventas Realty LP
3.25%, 10/15/26 (a)	281,000	262,524
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	1,013,000	831,116
2.55%, 03/21/31 (a)	702,000	598,069
3.00%, 03/22/27 (a)	1,301,000	1,236,418
3.40%, 03/22/41 (a)	507,000	403,567
3.55%, 03/22/51 (a)	382,000	292,169
3.70%, 03/22/61 (a)	478,000	357,362
4.40%, 11/01/34 (a)	584,000	554,736
4.86%, 08/21/46 (a)	763,000	726,277
Viatris, Inc.
4.00%, 06/22/50 (a)	214,000	140,763
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	406,000	332,908
	Principal Amount	Fair Value
Visa, Inc.
2.70%, 04/15/40 (a)	$ 384,000	$ 303,683
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(f)	1,428,000	1,379,377
Viterra Finance BV
2.00%, 04/21/26 (a)(f)	712,000	634,121
3.20%, 04/21/31 (a)(f)	1,000,000	791,160
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(f)	1,215,000	1,048,108
Vontier Corp.
2.40%, 04/01/28 (a)	586,000	492,703
2.95%, 04/01/31 (a)	766,000	609,682
Vornado Realty LP
2.15%, 06/01/26 (a)	899,000	721,564
3.50%, 01/15/25 (a)	239,000	215,858
Vulcan Materials Co.
3.90%, 04/01/27 (a)	113,000	109,906
Walgreens Boots Alliance, Inc.
4.10%, 04/15/50 (a)	41,000	30,661
Walmart, Inc.
1.80%, 09/22/31 (a)	483,000	408,459
2.50%, 09/22/41 (a)	483,000	366,124
2.65%, 09/22/51 (a)	227,000	163,733
Walt Disney Co.
2.65%, 01/13/31 (a)	546,000	481,872
3.38%, 11/15/26 (a)	86,000	83,327
3.60%, 01/13/51 (a)	359,000	291,113
4.75%, 11/15/46 (a)	56,000	54,024
6.65%, 11/15/37 (a)	363,000	430,326
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)(f)	2,362,000	2,107,565
5.05%, 03/15/42 (a)(f)	206,000	172,247
5.14%, 03/15/52 (a)(f)	201,000	163,067
5.39%, 03/15/62 (a)(f)	201,000	162,458
Waste Connections, Inc.
2.20%, 01/15/32 (a)	661,000	542,218
2.95%, 01/15/52 (a)	661,000	458,271
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	86,000	82,152
Wells Fargo & Co.
4.15%, 01/24/29 (a)	689,000	659,159
4.75%, 12/07/46 (a)	777,000	674,739
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	677,000	672,572

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	27

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	$ 813,000	$ 762,846
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	1,559,000	1,401,853
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	777,000	579,083
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	1,821,000	1,713,943
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	914,000	792,136
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 06/15/25 (a)(b)	1,287,000	1,263,036
Westlake Corp.
2.88%, 08/15/41 (a)	259,000	175,172
3.13%, 08/15/51 (a)	287,000	183,140
3.38%, 08/15/61 (a)	290,000	179,423
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	574,000	538,980
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	415,000	371,114
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	517,000	421,619
Williams Cos., Inc.
3.75%, 06/15/27 (a)	92,000	88,330
4.85%, 03/01/48 (a)	184,000	162,823
4.90%, 01/15/45 (a)	435,000	382,961
5.30%, 08/15/52 (a)	320,000	302,134
5.40%, 03/04/44 (a)	63,000	59,133
Willis North America, Inc.
3.88%, 09/15/49 (a)	374,000	280,246
Workday, Inc.
3.50%, 04/01/27 (a)	653,000	625,136
	Principal Amount	Fair Value
3.70%, 04/01/29 (a)	$ 1,308,000	$ 1,225,308
WPP Finance 2010
3.75%, 09/19/24 (a)	223,000	217,400
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	509,000	464,905
Yamana Gold, Inc.
2.63%, 08/15/31 (a)	761,000	612,133
Zoetis, Inc.
3.00%, 09/12/27 (a)	117,000	110,818
3.90%, 08/20/28 (a)	279,000	271,367
5.60%, 11/16/32 (a)	1,390,000	1,482,894
		485,504,493
Non-Agency Collateralized Mortgage Obligations - 5.7%
Bank
3.18%, 09/15/60 (a)	20,509,000	18,759,980
4.41%, 11/15/61 (a)(b)	8,550,000	8,219,514
BPR Trust 1.90% + 1 month Term SOFR
6.73%, 04/15/37 (a)(b)(f)	3,084,865	2,964,210
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	4,022,000	3,482,948
CD Mortgage Trust
2.91%, 08/15/57 (a)	7,323,000	6,345,437
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	2,942,926	2,755,165
COMM Mortgage Trust
3.92%, 10/15/45 (a)(f)	1,602,000	1,409,456
4.53%, 02/10/47 (a)(b)	1,940,000	1,899,925
4.56%, 08/10/46 (a)(b)(f)	1,375,000	1,363,221
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	13,110,000	11,309,753
3.05%, 11/10/52 (a)	6,397,000	5,597,025
4.14%, 03/10/51 (a)(b)	2,609,000	2,413,402
4.42%, 11/10/48 (a)(b)	3,270,000	2,428,952
Impac CMB Trust 0.72% + 1 month USD LIBOR
5.57%, 10/25/34 (a)(b)	147,043	142,082
JPMBB Commercial Mortgage Securities Trust
4.07%, 07/15/45 (a)(b)	1,010,000	1,000,566
4.66%, 11/15/48 (a)(b)	2,174,000	1,632,062
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(d)	9,255	505
Morgan Stanley Bank of America Merrill Lynch Trust
0.85%, 03/15/48 (a)(b)(d)	25,362,124	289,195

See Notes to Schedules of Investments and Notes to Financial Statements.
28	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust
1.19%, 02/15/48 (a)(b)(d)	$ 19,548,153	$ 332,809
4.32%, 08/15/50 (a)	4,152,195	3,372,136
WFRBS Commercial Mortgage Trust
4.26%, 12/15/46 (a)	1,880,000	1,851,793
4.35%, 03/15/47 (a)(b)	4,333,000	4,218,037
		81,788,173
Sovereign Bonds - 1.0%
Chile Government International Bonds
2.55%, 01/27/32 (a)	2,507,000	2,145,666
3.63%, 10/30/42 (a)	150,000	119,099
3.86%, 06/21/47 (a)	860,000	706,464
Indonesia Government International Bonds
3.50%, 01/11/28 (a)	578,000	555,545
4.35%, 01/11/48 (a)	232,000	206,452
Mexico Government International Bonds
4.60%, 02/10/48 (a)	972,000	793,910
4.75%, 03/08/44 (a)	2,068,000	1,758,999
Panama Government International Bonds
3.16%, 01/23/30 (a)	1,217,000	1,069,098
3.87%, 07/23/60 (a)	826,000	541,765
4.50%, 05/15/47 (a)	530,000	416,172
Peruvian Government International Bonds
1.86%, 12/01/32 (a)	1,230,000	931,442
2.78%, 12/01/60 (a)	2,055,000	1,227,164
5.63%, 11/18/50 (a)	884,000	892,371
Philippines Government International Bonds
3.95%, 01/20/40 (a)	835,000	724,337
Qatar Government International Bonds
3.38%, 03/14/24 (a)(f)	1,045,000	1,030,569
4.82%, 03/14/49 (a)(f)	275,000	270,375
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	884,133	890,499
		14,279,927
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.4%
American Municipal Power, Inc., OH
6.27%, 02/15/50	$ 1,005,000	$ 1,122,493
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	1,025,000	837,972
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	1,870,000	1,746,797
State of California, CA
4.60%, 04/01/38	1,840,000	1,793,757
State of Illinois, IL
5.10%, 06/01/33	745,000	743,186
		6,244,205
Total Bonds and Notes (Cost $1,518,782,721)		1,409,572,743
	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $1,375,850) (b)	55,034	1,280,091
Total Investments in Securities (Cost $1,520,158,571)		1,410,852,834
Short-Term Investments - 18.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.74% (h)(i) (Cost $269,815,408)	269,815,408	269,815,408
Total Investments (Cost $1,789,973,979)		1,680,668,242
Liabilities in Excess of Other Assets, net - (17.3)%		(248,382,347)
NET ASSETS - 100.0%		$ 1,432,285,895

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	29

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$53,939	5.00%/ Quarterly	12/20/27	$607,890	$(2,031,225)	$2,639,115
The Fund had the following long futures contracts open at March 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	June 2023	621	$ 72,785,811	$ 75,145,139	$ 2,359,328
U.S. Long Bond Futures	June 2023	105	13,194,214	13,771,406	577,192
U.S. Ultra Long-Term Treasury Bond Futures	June 2023	144	19,477,664	20,322,000	844,336
2 Yr. U.S. Treasury Notes Futures	June 2023	504	102,829,876	104,052,376	1,222,500
					$ 5,003,356
The Fund had the following short futures contracts open at March 31, 2023:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2023	325	(36,429,766)	(37,349,610)	$ (919,844)
5 Yr. U.S. Treasury Notes Futures	June 2023	465	(49,875,296)	(50,921,133)	(1,045,837)
					$ (1,965,681)
During the period ended March 31, 2023, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$198,401,180	$89,911,325	$66,003,928

(a)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
See Notes to Schedules of Investments and Notes to Financial Statements.
30	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to $83,857,812 or 5.85% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2023.
Abbreviations:
CMT - Constant Maturity Treasury
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
REMICS - Real Estate Mortgage Investment Conduits
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 394,369,013	$ —	$ 394,369,013
Agency Mortgage Backed	—	416,215,176	—	416,215,176
Agency Collateralized Mortgage Obligations	—	9,652,998	—	9,652,998
Asset Backed	—	1,518,758	—	1,518,758
Corporate Notes	—	485,504,493	—	485,504,493
Non-Agency Collateralized Mortgage Obligations	—	81,788,173	—	81,788,173
Sovereign Bonds	—	14,279,927	—	14,279,927
Municipal Bonds and Notes	—	6,244,205	—	6,244,205
Preferred Stock	1,280,091	—	—	1,280,091
Short-Term Investments	269,815,408	—	—	269,815,408
Total Investments in Securities	$ 271,095,499	$ 1,409,572,743	$ —	$ 1,680,668,242
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 2,639,115	$ —	$ 2,639,115
Long Futures Contracts - Unrealized Appreciation	5,003,356	—	—	5,003,356
Short Futures Contracts - Unrealized Depreciation	(1,965,681)	—	—	(1,965,681)
Total Other Financial Instruments	$ 3,037,675	$ 2,639,115	$ —	$ 5,676,790

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	195,143,093	$195,143,093	$328,117,655	$253,445,340	$—	$—	269,815,408	$269,815,408	$5,365,528
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	31

State Street U.S. Core Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Six Months Ended 3/31/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)	Year Ended 12/31/19(a)(b)	Year Ended 12/31/18(a)(b)	Year Ended 12/31/17(a)(b)
Net asset value, beginning of period	$ 56.53	$ 76.83	$ 66.39	$ 57.30	$ 46.05	$ 52.45	$ 49.27
Income/(loss) from investment operations:
Net investment income	0.38 (d)	0.77 (d)	0.54 (d)	0.77 (d)	0.78 (d)	0.77 (d)	0.76 (d)
Net realized and unrealized gains/(losses) on investments	7.45	(11.27)	9.90	12.86	14.07	(2.41)	9.35
Total income/(loss) from investment operations	7.83	(10.50)	10.44	13.63	14.85	(1.64)	10.11
Less distributions from:
Net investment income	0.81	0.77	—	0.81	0.77	0.81	0.81
Net realized gains	4.62	9.03	—	3.73	2.83	3.95	6.12
Total distributions	5.43	9.80	—	4.54	3.60	4.76	6.93
Net asset value, end of period	$ 58.93	$ 56.53	$ 76.83	$ 66.39	$ 57.30	$ 46.05	$ 52.45
Total Return(e)	14.53% (f)	(16.76)%	15.73% (f)	23.82%	32.22%	(3.05)%	20.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,672,426	$5,198,625	$6,795,684	$6,229,783	$5,541,415	$4,700,274	$5,435,513
Ratios to average net assets:
Net expenses	0.15% (g)	0.16%	0.15% (g)	0.14%	0.14%	0.14%	0.14%
Gross expenses	0.15% (g)	0.16%	0.15% (g)	0.14%	0.14%	0.14%	0.14%
Net investment income	1.31% (g)	1.11%	0.99% (g)	1.29%	1.44%	1.41%	1.39%
Portfolio turnover rate	21% (f)	30%	27% (f)	37%	31%	40%	77%
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2017 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street U.S. Core Equity Fund effective May 24, 2021.
(c)	Effective 4/13/2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
32	Financial Highlights

State Street Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Six Months Ended 3/31/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)	Year Ended 12/31/19(a)(b)	Year Ended 12/31/18(a)(b)	Year Ended 12/31/17(a)(b)
Net asset value, beginning of period	$ 9.69	$ 12.08	$ 12.42	$ 11.85	$ 11.14	$ 11.55	$ 11.38
Income/(loss) from investment operations:
Net investment income	0.16 (d)	0.23 (d)	0.17 (d)	0.26 (d)	0.31 (d)	0.32 (d)	0.29 (d)
Net realized and unrealized gains/(losses) on investments	0.37	(2.02)	(0.29)	0.69	0.72	(0.40)	0.16
Total income/(loss) from investment operations	0.53	(1.79)	(0.12)	0.95	1.03	(0.08)	0.45
Less distributions from:
Net investment income	0.18	0.27	0.22	0.34	0.32	0.33	0.28
Net realized gains	—	0.33	—	0.04	—	—	—
Total distributions	0.18	0.60	0.22	0.38	0.32	0.33	0.28
Net asset value, end of period	$ 10.04	$ 9.69	$ 12.08	$ 12.42	$ 11.85	$ 11.14	$ 11.55
Total Return(e)	5.67% (f)	(15.48)%	(0.93)% (f)	8.20%	9.38%	(0.75)%	3.99%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,432,286	$1,432,739	$1,908,411	$2,084,815	$2,024,704	$1,992,169	$2,329,674
Ratios to average net assets:
Net expenses	0.18% (g)	0.20%	0.19% (g)	0.17%	0.17%	0.17%	0.16%
Gross expenses	0.18% (g)	0.20%	0.19% (g)	0.17%	0.17%	0.17%	0.16%
Net investment income	3.15% (g)	2.07%	1.85% (g)	2.16%	2.67%	2.86%	2.55%
Portfolio turnover rate	16% (f)(h)	48% (h)	59% (f)(h)	110% (h)	422%	223%	297%
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2017 until May 24, 2021 is for the GE RSP Income Fund, which was reorganized into the State Street Income Fund effective May 24, 2021.
(c)	Effective 4/13/2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
(h)	The portfolio turnover calculated for the periods ended, 3/31/23, 9/30/22, 9/30/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 130%, 163%, 134% and 304%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	33

State Street Institutional Investment Trust
Statements of Assets and Liabilities — March 31, 2023 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Assets
Investments in securities, at fair value (cost $3,651,207,567 and $1,520,158,571, respectively)	$ 5,466,116,461	$ 1,410,852,834
Investments in affiliated securities, at fair value	227,286,096	269,815,408
Cash	1,366	9,012
Net cash collateral on deposit with broker for future contracts and TBAs	4,968,277	—
Receivable for investments sold	8,385,660	—
Income receivables	3,170,090	7,275,419
Receivable for fund shares sold	—	52,666
Income receivable from affiliated investments	584,329	1,045,041
Receivable for accumulated variation margin on swap contracts	—	712,773
Receivable for accumulated variation margin on futures contracts	2,735,150	3,120,864
Prepaid expenses and other assets	4,314	1,159
Total assets	5,713,251,743	1,692,885,176
Liabilities
Distribution payable to shareholders	—	170,613
Net cash collateral on futures contracts due to broker	—	2,970,071
Net cash collateral on swap contracts due to broker	—	422,874
Payable for investments purchased	36,351,760	256,435,580
Payable for fund shares redeemed	2,859,297	67,293
Payable to the Adviser	561,751	156,405
Payable for custody, fund accounting and sub-administration fees	202,090	90,065
Accrued other expenses	850,560	286,380
Total liabilities	40,825,458	260,599,281

Net Assets	$ 5,672,426,285	$ 1,432,285,895
Net Assets Consist of:
Capital paid in	$ 3,889,913,284	$ 1,657,404,807
Total distributable earnings (loss)	1,782,513,001	(225,118,912)
Net Assets	$ 5,672,426,285	$ 1,432,285,895
Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	96,254,993	142,626,835
Net asset value per share	$ 58.93	$ 10.04
The accompanying Notes are an integral part of these financial statements.
34	Statements of Assets and Liabilities

State Street Institutional Investment Trust
Statements of Operations — For the period ended March 31, 2023 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Investment Income
Income
Dividend	$ 37,929,701	$ —
Interest	—	18,344,206
Income from affiliated investments	2,388,828	5,365,528
Less: Foreign taxes withheld	(70,088)	—
Total income	40,248,441	23,709,734
Expenses
Advisory and administration fees	3,318,501	916,010
Transfer agent fees	212,524	145,142
Trustees' fees	33,579	18,211
Custody, fund accounting and sub-administration fees	244,997	117,912
Professional fees	20,249	9,952
Other expenses	213,332	77,741
Total expenses	4,043,182	1,284,968
Net investment income	$ 36,205,259	$ 22,424,766
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (2,271,369)	$ (37,044,792)
Futures	11,156,042	(3,319,537)
Swap contracts	—	3,980,515
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	699,542,945	84,788,337
Futures	(1,491,607)	4,571,230
Swap contracts	—	2,639,115
Net realized and unrealized gain (loss) on investments	706,936,011	55,614,868
Net Increase in Net Assets Resulting from Operations	$ 743,141,270	$ 78,039,634
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	35

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street U.S. Core Equity Fund
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 36,205,259	$ 71,241,909
Net realized gain (loss) on investments and futures	8,884,673	418,361,710
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	698,051,338	(1,538,846,218)
Net increase (decrease) from operations	743,141,270	(1,049,242,599)
Distributions to shareholders:
Total distributions	(486,914,294)	(848,288,634)
Increase (decrease) in assets from operations and distributions	256,226,976	(1,897,531,233)
Share transactions:
Proceeds from sale of shares	25,108,104	42,400,917
Value of distributions reinvested	462,266,158	805,523,319
Cost of shares redeemed	(269,800,240)	(547,451,321)
Net increase (decrease) from share transactions	217,574,022	300,472,915
Total increase (decrease) in net assets	473,800,998	(1,597,058,318)
Net Assets
Beginning of period	5,198,625,287	6,795,683,605
End of period	$ 5,672,426,285	$ 5,198,625,287
Changes in Fund Shares
Shares sold	436,133	610,238
Issued for distributions reinvested	8,407,897	10,796,453
Shares redeemed	(4,557,718)	(7,886,965)
Net increase in fund shares	4,286,312	3,519,726
The accompanying Notes are an integral part of these financial statements.
36	Statements of Changes in Net Assets

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street Income Fund
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 22,424,766	$ 34,758,587
Net realized gain (loss) on investments, futures and swap contracts	(36,383,814)	(62,291,636)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	91,998,682	(247,557,633)
Net increase (decrease) from operations	78,039,634	(275,090,682)
Distributions to shareholders:
Total distributions	(26,438,958)	(91,204,659)
Increase (decrease) in assets from operations and distributions	51,600,676	(366,295,341)
Share transactions:
Proceeds from sale of shares	8,594,874	11,422,739
Value of distributions reinvested	25,824,751	88,373,222
Cost of shares redeemed	(86,473,607)	(209,172,304)
Net increase (decrease) from share transactions	(52,053,982)	(109,376,343)
Total increase (decrease) in net assets	(453,306)	(475,671,684)
Net Assets
Beginning of period	1,432,739,201	1,908,410,885
End of period	$ 1,432,285,895	$ 1,432,739,201
Changes in Fund Shares
Shares sold	858,539	1,028,378
Issued for distributions reinvested	2,618,511	7,836,577
Shares redeemed	(8,756,786)	(18,902,853)
Net decrease in fund shares	(5,279,736)	(10,037,898)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	37

State Street Institutional Investment Trust
Notes to Financial Statements — March 31, 2023 (Unaudited)
1. Organization of the Funds
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2023, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street U.S. Core Equity Fund and the State Street Income Fund (each, a "Fund" and collectively, the "Funds"). Shares of the Funds may be purchased only by Eligible Investors, as defined in the Funds' prospectus, through General Electric Company’s defined contribution plan arrangement in a Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
38	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2023 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The State Street U.S. Core Equity Fund invests in real estate investments trusts ("REITs"). REITs determine the tax character of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT
Notes to Financial Statements	39

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
distributions initially as dividend income and re-designate the prior calendar year’s to return of capital gains distributions at year end based on information provided by the REIT and/or SSGA FM estimates of such redesignations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
Distributions The State Street Income Fund declares investment income dividends daily and pays them monthly. The State Street U.S. Core Equity Fund declares and pays dividends from investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended March 31, 2023, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on
40	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
the Funds' Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended March 31, 2023, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps During the period ended March 31, 2023, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Notes to Financial Statements	41

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
Interest Rate Swaps Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2023 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	2,735,150	$ —	$ 2,735,150
State Street Income Fund
Futures Contracts	$ 3,120,864	$ —	$ —	$ —	$ —	$ 3,120,864
Swap Contracts	—	—	712,773	—	—	712,773

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	11,156,042	$ —	$ 11,156,042
State Street Income Fund
Futures Contracts	$ (3,319,537)	$ —	$ —	$ —	$ —	$ (3,319,537)
Swap Contracts	—	—	3,980,515	—	—	3,980,515

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	(1,491,607)	$ —	$ (1,491,607)
State Street Income Fund
Futures Contracts	$ 4,571,230	$ —	$ —	$ —	$ —	$ 4,571,230
Swap Contracts	—	—	2,639,115	—	—	2,639,115
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
State Street U.S. Core Equity Fund	0.12%
State Street Income Fund	0.13%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
42	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2023 are disclosed in each Fund's Schedule of Investments.
6.Trustees' Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2023 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street U.S. Core Equity Fund	$ —	$ —	$1,118,813,196	$1,526,341,668
State Street Income Fund	1,795,267,073	1,733,769,548	82,535,917	85,836,474
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2022, SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street U.S. Core Equity Fund	$3,905,162,386	$1,908,341,110	$117,366,989	$1,790,974,121
State Street Income Fund	1,793,348,249	16,595,787	123,599,004	(107,003,217)
Notes to Financial Statements	43

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2023 (Unaudited)
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans during the period ended March 31, 2023.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.
Credit Risk Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2206 "Reference Rate Reform (Topic 848)". ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
44	Notes to Financial Statements

State Street Institutional Investment Trust
Other Information — March 31, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds’ proxy voting policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds' Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	45

State Street Institutional Investment Trust
Shareholder Services
INSIDE THE RETIREMENT SAVINGS PLAN
Shares or units held inside the Plan have been credited to your account as a result of contributions and investment earnings. For a statement summarizing your account balance in the Plan, please refer to your GE RSP Retirement Savings Statement, which is provided quarterly and is available online at any time or upon request. You may obtain additional information and process transactions on investments held inside the Plan by calling:
GE Retirement Savings Plan Service Center: 1-877-55-GERSP (1-877-554-3777)
or visit OneHR.ge.com > Retirement (or RSP) > My GE RSP
OUTSIDE THE RETIREMENT SAVINGS PLAN
If shares of the Funds have been distributed to you from the Plan, information on these investments may be obtained by calling:
SSGA Funds Management, Inc.: 1-800-242-0134
or visit www.ssga.com
Shareholder Services	47

Trustees
Patrick J. Riley, Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Margaret K. McLaughlin
George M. Pereira
Mark E. Swanson
Officers
Ann M. Carpenter, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Bruce S. Rosenberg, Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David K. Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
David Urman, Assistant Secretary
Edmund Gerard Maiorana, Jr., Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	June 2, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	June 2, 2023